June 9, 2020

BNY MELLON FUNDS TRUST

BNY Mellon Municipal Opportunities Fund

Supplement to Current Prospectus

Effective July 9, 2020, the following information supersedes and replaces the information contained in the first and second sentences of the second paragraph of the sections of the Fund's Prospectus entitled "Fund Summary – BNY Mellon Municipal Opportunities Fund - Principal Investment Strategy" and "Fund Details – Goal and Approach – BNY Mellon Municipal Opportunities Fund":

The fund invests at least 50% of its assets in fixed-income securities that are rated investment grade (i.e., Baa/BBB or higher) or are the unrated equivalent as determined by BNY Mellon Investment Adviser, Inc. ("BNYM Investment Adviser").  For additional yield, the fund may invest up to 50% of its assets in fixed-income securities that are rated below investment grade ("high yield" or "junk" bonds) or are the unrated equivalent as determined by BNYM Investment Adviser.

Effective July 9, 2020, the following information supplements the information contained in the section of the Fund's Prospectus entitled "Fund Details – Goal and Approach – BNY Mellon Municipal Opportunities Fund":

The fund also may invest in exchange traded funds ("ETFs").

Effective July 9, 2020, the fund may be subject to ETF and other investment company risk as an additional risk that is not anticipated to be a principal risk of investing in the fund.

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June 9, 2020

BNY MELLON FUNDS TRUST

BNY Mellon Municipal Opportunities Fund

Supplement to Statement of Additional Information

Effective July 9, 2020, the following information supersedes and replaces any contrary information in the section of the Statement of Additional Information entitled "Investments, Investment Techniques and Risks":

Fund	Equity Securities[1]	IPOs	U.S. Government Securities	Corporate Debt Securities	High Yield and Lower-Rated Securities	Zero Coupon, Pay-in-Kind and Step-Up Securities	Inflation-Indexed Securities (other than TIPS)
BNY Mellon Municipal Opportunities Fund	✓		✓	✓	✓ (up to 50% of its assets)	✓

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